UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
               PlaceTypeplaceWashington, StateD.C. PostalCode20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Crestview Partners II GP, L.P.
                  ----------------------------------------
Address:          667 Madison Avenue
                  ----------------------------------------
                  10th Floor
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                  New York, NY 10065
                  ----------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn Pellicone
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (212) 906-0723
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Evelyn Pellicone          New York, New York           November 11, 2010
--------------------          ------------------           -----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -------------
Form 13F Information Table Entry Total:          1
                                                 -------------
Form 13F Information Table Value Total:          $253,530
                                                 -------------
                                                 (thousands)


List of Other Included Managers:

None

                                                      FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7             COLUMN 8
                                            VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS   SOLE       SHARED      NONE
---------------- -------------- ---------  -------- --------- ---- ---- ----------  -------- ---------- ------------ -------
CHARTER             COM CL A    16117M305  253,530  7,800,932 SH        SOLE                 7,800,932
COMMUNICATIONS